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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28-14424
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko          New York, NY      April 27, 2012
   -------------------------------    -----------------   --------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: 1835619
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE     SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------- --------  ------- --------
ISHARES SILVER TRUST ISHARES   Equity           46428Q109    15690   500000 SH  CALL Sole                 452500             47500
ISHARES SILVER TRUST ISHARES   Equity           46428Q109    24006   765000 SH  CALL Sole                 693500             71500
ISHARES TR MSCI EAFE INDEX     Equity           464287465    11580   211000 SH  CALL Sole                 211000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     6037   110000 SH  CALL Sole                 110000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     2689    49000 SH  CALL Sole                  49000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     4939    90000 SH  CALL Sole                  90000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     4939    90000 SH  CALL Sole                  90000
ISHARES TR MSCI EMERG MKT      Equity           464287234    42125   980000 SH  CALL Sole                 838000            142000
ISHARES TR MSCI EMERG MKT      Equity           464287234    56095  1305000 SH  CALL Sole                1219500             85500
ISHARES TR MSCI EMERG MKT      Equity           464287234     7845   182500 SH  CALL Sole                 165000             17500
ISHARES TR MSCI EMERG MKT      Equity           464287234    29337   682500 SH  CALL Sole                 682500
ISHARES TR MSCI EMERG MKT      Equity           464287234     7307   170000 SH  CALL Sole                 170000
ISHARES TR MSCI EMERG MKT      Equity           464287234     7093   165000 SH  CALL Sole                 165000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104   354476  5248000 SH  CALL Sole                4780500            467500
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    27018   400000 SH  CALL Sole                 359500             40500
PROSHARES TR PSHS ULTSH 20YRS  Equity           74347R297    16915   831000 SH  CALL Sole                 755000             76000
PROSHARES TR PSHS ULTSH 20YRS  Equity           74347R297     2036   100000 SH  CALL Sole                  90500              9500
SELECT SECTOR SPDR TR SBI INT- Equity           81369Y704    69031  1845000 SH  CALL Sole                1751000             94000
SELECT SECTOR SPDR TR SBI INT- Equity           81369Y704    43888  1173000 SH  CALL Sole                1005500            167500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103   147908  1050000 SH  CALL Sole                 964500             85500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    36977   262500 SH  CALL Sole                 130000            132500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103    30497   216500 SH  CALL Sole                  50000            166500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103   245809  1745000 SH  CALL Sole                1502500            242500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103   201930  1433500 SH  CALL Sole                1433500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103   388435  2757500 SH  CALL Sole                2757500
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103     7043    50000 SH  CALL Sole                  50000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103     8452    60000 SH  CALL Sole                  60000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103     8452    60000 SH  CALL Sole                  60000
UNITED STATES OIL FUND LP UNIT Equity           91232N108    27069   690000 SH  CALL Sole                 626500             63500